TAXES ON INCOME (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Net operating losses carryforward	$ 100	$ 2,972
Stock-based compensation	390
Provisions for employee benefits	115	53
Deferred tax assets - short-term - other current assets	605	3,025
Liability in respect of employee rights upon retirement, net	116	70
Stock-based compensation	136
Deferred tax assets, before valuation allowance - Long-term	252	70
Less - valuation allowance
Deferred tax assets - Long-term	$ 252	$ 70